Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2011
Long-term Debt Disclosure
Long-term Debt
	December 31, 2010	June 30, 2011
Convertible Senior Notes	$700,000	$700,000
Ocean Rig Senior Notes	0	500,000
Loan Facilities – Drybulk Segment	950,290	858,002
Loan Facilities – Tanker Segment	0	101,146
Loan Facilities – Drilling Rig Segment	1,285,358	1,645,703
Less: Deferred financing costs and unamortized discount	(215,956)	(216,779)
Total debt	2,719,692	3,588,072
Less: Current portion	(731,232)	(429,957)
Long-term portion	$1,988,460	$3,158,115

Long-term Debt Principal Payments
June 30, 2012	$431,712
June 30, 2013	352,068
June 30, 2014	645,719
June 30, 2015	943,476
June 30, 2016 and thereafter	1,431,876

Total principal payments	3,804,851
Less: Financing fees	(216,779)

Total debt	$3,588,072